Loss Per Share - Additional Information (Detail) - shares		12 Months Ended
	Aug. 13, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs) [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS		31,407,488	34,385,852	39,259,022
Contigent Share [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS				0
Contigent Share [Member] | Maximum [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS		14,276,521	32,967,573
Contigent Share [Member] | Minimum [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	0		0